Offerings - Offering: 1	Aug. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	7.49
Maximum Aggregate Offering Price	$ 7,490,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,146.72
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Common Stock ("Common Stock") that become issuable under the Registrant's 2020 Incentive Award Plan (the "2020 Plan") by reason of any stock dividend, stock split or similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of Common Stock. (2) Represents 1,000,000 shares of Common Stock that became reserved and available for issuance under the 2020 Plan. (3) Estimated in accordance with Rule 457(h) solely for the purpose of calculating the registration fee on the basis of $7.49 per share, which is the average of the high and low prices of Common Stock on August 1, 2025, as reported on the Nasdaq Capital Market. (5) The Registrant does not have any fee offsets.